EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Equity Based Compensation Disclosure [Abstract]
Equity-Based Compensation Disclosure

12.       EQUITY-BASED COMPENSATION

TWC is authorized, under the Company's stock incentive plan (the “2011 Plan”) to grant restricted stock units (“RSUs”) and options to purchase shares of TWC common stock to its employees and non-employee directors. As of December 31, 2013, the 2011 Plan provides for the issuance of up to 20.0 million shares of TWC common stock, of which 12.2 million shares were available for grant.

Equity-based compensation expense and the related tax benefit recognized for the years ended December 31, 2013, 2012 and 2011 was as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Equity-based compensation expense recognized:
Restricted stock units(a)	$89	$85	$75
Stock options	39	45	38
Total equity-based compensation expense(a)	$128	$130	$113

Tax benefit recognized	$49	$51	$44

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  Amounts in 2011 include $1 million of equity-based compensation expense that is classified in merger-related and restructuring costs in the consolidated statement of operations.

Restricted Stock Units

The following table summarizes information about unvested RSUs for the year ended December 31, 2013:

		Weighted-
	Number	Average
	of	Grant Date
	Units	Value
	(in millions)
Unvested as of December 31, 2012	5.040	$60.47
Granted	1.200	87.30
Vested	(1.848)	49.18
Forfeited	(0.306)	74.30
Unvested as of December 31, 2013	4.086	72.42

For the year ended December 31, 2013, TWC granted 1.200 million RSUs at a weighted-average grant date fair value of $87.30 per RSU, including 142,000 RSUs subject to performance-based vesting conditions (“PBUs”) at a weighted-average grant date fair value of $87.31 per PBU. For the year ended December 31, 2012, TWC granted 1.442 million RSUs at a weighted-average grant date fair value of $77.09 per RSU, including 196,000 PBUs at a weighted-average grant date fair value of $77.13 per PBU. For the year ended December 31, 2011, TWC granted 1.477 million RSUs at a weighted-average grant date fair value of $72.09 per RSU, including 158,000 PBUs at a weighted-average grant date fair value of $72.05 per PBU.

The fair value of RSUs that vested during the year was $98 million in 2013, $95 million in 2012 and $103 million in 2011. As of December 31, 2013, the aggregate intrinsic value of unvested RSUs was $554 million. Total unrecognized compensation cost related to unvested RSUs as of December 31, 2013, without taking into account expected forfeitures, was $131 million, which the Company expects to recognize over a weighted-average period of 2.48 years.

RSUs, including PBUs, generally vest equally on each of the third and fourth anniversary of the grant date, subject to continued employment and, in the case of PBUs, subject to the satisfaction and certification of the applicable performance conditions. RSUs provide for accelerated vesting upon the grantee's termination of employment after reaching a specified age and years of service and, in the case of PBUs, subject to the satisfaction and certification of the applicable performance conditions. PBUs are subject to forfeiture if the applicable performance condition is not satisfied. RSUs awarded to non-employee directors are not subject to vesting or forfeiture restrictions and the shares underlying the RSUs will generally be issued in connection with a director's termination of service as a director. Pursuant to the directors' compensation program, certain directors with more than three years of service on TWC's Board have elected an in-service vesting period for their RSU awards. Holders of RSUs are generally entitled to receive cash dividend equivalents or retained distributions related to regular cash dividends or other distributions, respectively, paid by TWC. In the case of PBUs, the receipt of the dividend equivalents is subject to the satisfaction and certification of the applicable performance conditions. Retained distributions are subject to the vesting requirements of the underlying RSUs. Upon the vesting of a RSU, shares of TWC common stock may be issued from authorized but unissued shares or from treasury stock, if any.

During February 2014, TWC granted approximately 3.6 million RSUs under the 2011 Plan that vest at various times through 2020, of which 143,000 were PBUs.

Stock Options

The following table summarizes information about stock options that were outstanding as of December 31, 2013:

			Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(in millions)		(in years)	(in millions)
Outstanding as of December 31, 2012	8.911	$57.40
Granted	2.539	87.69
Exercised	(3.110)	46.53
Forfeited or expired	(0.349)	72.89
Outstanding as of December 31, 2013	7.991	70.58	7.50	$519
Exercisable as of December 31, 2013	2.136	53.97	5.81	174
Expected to vest as of December 31, 2013	5.687	76.44	8.09	336

For the year ended December 31, 2013, TWC granted 2.539 million stock options at a weighted-average grant date fair value of $15.66 per option, including 302,000 stock options subject to performance-based vesting conditions (“PBOs”) at a weighted-average grant date fair value of $15.57 per PBO. For the year ended December 31, 2012, TWC granted 3.017 million stock options at a weighted-average grant date fair value of $16.85 per option, including 372,000 PBOs at a weighted-average grant date fair value of $16.85 per PBO. For the year ended December 31, 2011, TWC granted 2.240 million stock options at a weighted-average grant date fair value of $18.95 per option, including 262,000 PBOs at a weighted-average grant date fair value of $19.08 per PBO.

The total intrinsic value of stock options exercised during the year ended December 31, 2013, 2012 and 2011 was $167 million, $173 million and $113 million, respectively. Cash received from stock options exercised during the year ended December 31, 2013, 2012 and 2011 was $138 million, $140 million and $114 million, respectively, and tax benefits realized from these exercises of stock options was $67 million, $69 million and $45 million, respectively. Total unrecognized compensation cost related to unvested stock options as of December 31, 2013, without taking into account expected forfeitures, was $46 million, which the Company expects to recognize over a weighted-average period of 2.44 years.

Stock options, including PBOs, have exercise prices equal to the fair market value of TWC common stock at the date of grant. Generally, stock options vest ratably over a four-year vesting period and expire ten years from the date of grant, subject to continued employment and, in the case of PBOs, subject to the satisfaction and certification of the applicable performance condition. Certain stock option awards provide for accelerated vesting upon the grantee's termination of employment after reaching a specified age and years of service and, in the case of PBOs, subject to the satisfaction and certification of the applicable performance conditions. PBOs are subject to forfeiture if the applicable performance condition is not satisfied. Upon the exercise of a stock option, shares of TWC common stock may be issued from authorized but unissued shares or from treasury stock, if any.

The table below presents the assumptions used to value stock options at their grant date for the years ended December 31, 2013, 2012 and 2011 and reflects the weighted average of all awards granted within each year:

	Year Ended December 31,
	2013	2012	2011
Expected volatility	26.14%	30.03%	31.19%
Expected term to exercise from grant date (in years)	5.94	6.43	6.42
Risk-free rate	1.19%	1.35%	2.80%
Expected dividend yield	2.97%	2.91%	2.66%

Special Dividend Retained Distribution

In connection with the Separation, on March 12, 2009, TWC paid a special cash dividend to holders of record on March 11, 2009 of TWC's Class A common stock and Class B common stock (the “Special Dividend”). In connection with the Special Dividend, holders of RSUs could elect to receive the retained distribution on their RSUs related to the Special Dividend (the “Special Dividend Retained Distribution”) in the form of cash (payable, without interest, upon vesting of the underlying RSUs) or in the form of additional RSUs (with the same vesting dates as the underlying RSUs). In connection with these elections and in conjunction with the payment of the Special Dividend, during the first quarter of 2009, the Company established a liability of $46 million in other liabilities and TWC shareholders' equity in the consolidated balance sheet for the Special Dividend Retained Distribution to be paid in cash, taking into account estimated forfeitures. The Company made cash payments related to the Special Dividend Retained Distribution of $9 million in 2013, $16 million in 2012 and $14 million in 2011, which are included in other financing activities in the consolidated statement of cash flows. The Special Dividend Retained Distribution liability was zero as of December 31, 2013.